Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible preferred stock, par value	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	0	73,000,000
Convertible preferred stock, shares issued	0	5,046,154
Convertible preferred stock, shares outstanding	0	5,046,154	4,813,274
Convertible preferred stock, liquidation preference	$ 0	$ 40,294
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	105,000,000
Common stock, shares issued	12,487,973	3,343,356
Common stock, shares outstanding	12,487,973	3,343,356
Previously Reported [Member]
Convertible preferred stock, par value		$ 0.001	$ 0.001
Convertible preferred stock, shares authorized		73,000,000	73,000,000
Convertible preferred stock, shares issued		35,184,882	33,561,102
Convertible preferred stock, shares outstanding		35,184,882	33,561,102
Convertible preferred stock, liquidation preference		$ 40,294	$ 37,915
Common stock, par value		$ 0.001	$ 0.001
Common stock, shares authorized		105,000,000	105,000,000
Common stock, shares issued		23,311,656	22,954,293
Common stock, shares outstanding		23,311,656	22,954,293
Predecessor Company [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		10,000,000	10,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares authorized		200,000,000	200,000,000
Common stock, shares issued		33,170,000	33,165,000
Common stock, shares outstanding		33,170,000	33,165,000